Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Computers and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment [Line Items]
Property, plant and equipment, depreciation percentage	15.00%
Computers and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment [Line Items]
Property, plant and equipment, depreciation percentage	33.00%
Office and furniture equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment [Line Items]
Property, plant and equipment, depreciation percentage	6.00%
Office and furniture equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment [Line Items]
Property, plant and equipment, depreciation percentage	7.00%
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation property and equipment [Line Items]
Property, plant and equipment, depreciation percentage	15.00%